T. ROWE PRICE California Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
CALIFORNIA 95.3%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/32  2,700 2,704
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/42  1,000 1,001
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,000 3,001
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,125
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,074
Bay Area Toll Auth., Series A, VRDN, 2.70%, 4/1/55  6,600 6,600
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 4,500 3,363
California, GO, 4.25%, 9/1/52  3,510 3,543
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,394
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,307
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  5,475 5,741
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,522
California Community Housing Agency, 5.00%, 8/1/49 (3) 2,000 1,876
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  265 266
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (4) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,121
California EFA, Series A, 5.00%, 12/1/34  1,000 1,039
California EFA, Series A, 5.00%, 12/1/44  3,500 3,517
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,361
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,368
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,685
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 420
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 512
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 557
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 554
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 826
California HFFA, Adventist Health System, Series B, VRDN, 3.05%,
9/1/38  3,100 3,100

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,463
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 2,994
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 587
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 924
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,564
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,265
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47  5,000 5,543
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/46  3,975 3,879
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,476
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 3,435
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 731
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,343
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,437
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,430
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,684
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,346
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,289
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,070
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,113
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,832
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (4) 1,020 1,087
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,515
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,443 1,432
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,788 2,692
California Housing Fin., Series 2023-1, Class A, 4.375%, 9/20/36  2,325 2,297
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,520
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.11%, 12/1/50 (Tender 6/1/26)  1,175 1,141
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 2,857
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 100% of MUNIPSA + 0.35%, 3.76%,
8/1/47 (Tender 8/1/24)  1,975 1,950
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,252

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 4,004
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,489
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48 (3) 1,150 1,018
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 302
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,841
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36 (3) 1,920 1,932
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 506
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,439
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 581
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  150 138
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 270
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 371
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 275
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,074
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,294
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,115
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (3) 1,515 1,419
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (3) 2,075 1,843
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,381
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,042
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,629
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46 (2) 1,750 1,615
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 391

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 336
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (3) 420 396
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (3) 900 858
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (3) 1,000 899
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (3) 1,650 1,445
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(5) 2,845 2,627
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (5) 1,500 1,536
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 5,500 5,573
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (5) 5,500 5,544
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,700 1,579
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,875 3,323
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 701
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 751
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,155
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,370
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,130
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,048
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,045
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,069
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 557
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 410
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 382
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 4.10%, 7/1/41 (Tender 10/2/23) (5) 3,000 3,000

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 1,014
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,120
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 886
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,173
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,220
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,016
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24) (4) 560 565
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,065
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,734
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,554
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,073
California PFA, Enso Village Project, 5.00%, 11/15/46 (3) 500 444
California PFA, Enso Village Project, 5.00%, 11/15/51 (3) 1,000 867
California PFA, Enso Village Project, 5.00%, 11/15/56 (3) 1,000 853
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 517
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 516
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,015
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,476
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,826
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (5) 2,625 2,600
California Public Works Board, Series B, 4.00%, 5/1/37  425 433
California Public Works Board, Series B, 4.00%, 5/1/40  750 751
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 998
California Public Works Board, Series C, 4.00%, 8/1/37  2,250 2,287
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25) (3)(4) 175 182
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41 (3) 1,825 1,806
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (3) 2,000 1,968
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (3) 600 530
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (3) 1,135 962
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (3) 2,000 2,049

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (3) 1,850 1,862
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (3) 1,150 1,154
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (3) 690 660
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (3) 1,030 946
California State Univ., Series C, 4.00%, 11/1/45  2,125 2,076
California Statewide CDA, 5.00%, 9/2/40  1,055 1,082
California Statewide CDA, 5.375%, 9/2/52  2,000 1,951
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44 (3) 1,500 1,211
California Statewide CDA, Adventist Health, Series A, 5.00%,
3/1/48  1,840 1,862
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,285
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,025
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 964
California Statewide CDA, Children's Hosp., Series A, VRDN,
3.05%, 8/15/47  5,470 5,470
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26) (4) 2,500 2,641
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52 (1) 3,120 3,308
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57 (1) 1,000 1,065
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,848
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,504
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24) (1)(4) 1,750 1,799
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 402
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 181
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,769
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,849
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,915
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 807
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 956
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,926

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,028
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,794
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,026
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34 (3) 375 368
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39 (3) 675 651
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51 (3) 4,135 3,786
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 500 501
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3) 7,750 7,403
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 771
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,834
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,950
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 989
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 989
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,755 1,690
California Statewide CDA, Rady Children's Hosp., Series B, VRDN,
3.00%, 8/15/47  100 100
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 988
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 983
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,001
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,066
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 980
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,286
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,757
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 138

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 166
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 110
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 138
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,420
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,312
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37 (1) 1,700 1,868
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42 (1) 1,250 1,357
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (3) 2,470 1,809
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (3) 3,000 2,195
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,603
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 956
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,840 1,647
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,781
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 180
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 256
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 162
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 164
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,619
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,131
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,464
Irvine Ranch Water Dist., Series A, VRDN, 3.05%, 10/1/41  2,500 2,500
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,295 1,309
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 531
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,335 2,345
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 365
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,436
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,008

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,039
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,508
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25 (7) 600 622
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29 (7) 1,000 1,128
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,197
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,520
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,686
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 2,302
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (5) 1,300 1,348
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,695
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,526
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,846
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,409
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (5) 5,225 5,010
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (5) 500 527
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (5) 1,000 1,027
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (5) 1,200 1,236
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 978
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (5) 1,620 1,704
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44 (5) 2,500 2,372
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (5) 2,000 1,826
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (5) 1,000 1,052
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (5) 1,000 1,046
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (5) 1,500 1,399
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (5) 1,500 1,523
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,093
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,753
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,811
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 1,016
Metropolitan Water Dist. of Southern California, Series C, FRN,
100% of MUNIPSA + 0.14%, 3.55%, 7/1/47 (Tender 5/21/24)  3,000 2,990
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,019
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24 (5) 1,170 1,178
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25 (5) 1,405 1,416

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (5) 2,000 2,047
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (5) 2,000 2,043
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,024
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,514
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25) (4) 1,250 1,302
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25) (4) 1,210 1,260
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28 (6)(8) 380 326
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28 (6)(8) 500 429
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 250 215
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (8) 3,870 3,239
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36 (1)(5) 1,040 1,038
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37 (1)(5) 575 562
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40 (1)(5) 1,350 1,287
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,971
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 506
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,047
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 884
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 528
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (8) 5,000 4,612
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28 (1) 3,000 3,165
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 2,045
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36 (5) 4,075 4,135
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29 (5) 1,725 1,852
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29 (5) 1,625 1,755
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28 (1) 2,700 2,768
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29 (1) 1,800 1,847
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,000 1,683

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,732
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,748
Rocklin, Special Tax, 5.00%, 9/1/37  535 544
Rocklin, Special Tax, 5.00%, 9/1/38  975 990
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,013
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,445
Sacramento City Fin. Auth., 5.00%, 12/1/34 (2) 2,275 2,380
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,253
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,353
Sacramento County Airport, Series C, 5.00%, 7/1/36 (5) 4,000 4,182
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,308
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,848
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (3) 2,195 2,209
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25 (1) 1,275 1,323
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,082
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 979
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,216
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,812
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,867
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (5) 2,540 2,361
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (5) 1,500 1,378
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (5) 1,215 1,288
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (5) 1,000 1,046
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (5) 1,000 1,043
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (5) 600 624
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,657
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 489
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 947

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 753
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,180
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,034
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 356
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 630
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,062
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38 (5) 2,710 2,843
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44 (5) 2,950 3,053
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52 (5) 1,000 1,037
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46 (5) 5,000 5,063
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50 (5) 1,800 1,640
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50 (5) 500 514
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (5) 3,000 3,047
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,611
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,145
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,222
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,128
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,716
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (5) 840 840
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,250
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 883
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 937
San Mateo Foster City School Dist., Series B, GO, 4.00%, 8/1/48  4,000 3,925
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36 (Prerefunded 9/1/23) (4) 1,155 1,161
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,395

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,505
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,447
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,282
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 976
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,643
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,793
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,725
Univ. of California Regents, Series AL-1, VRDN, 3.00%, 5/15/48  2,275 2,275
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 4,472
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,295
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,934
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,448
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 867
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 584
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 524
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,045
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 628
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (8) 1,640 1,700
650,385
PUERTO RICO 3.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 4,396 2,143
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,590 1,590
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  110 105
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 248
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,219
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 264
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  576 499
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 288
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  183 184

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 374
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 943
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,395
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 1,988
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)(11) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (10)
(11) 25 18
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (10)
(11) 225 161
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (10)
(11) 65 46
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 80 56
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 305 217
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 100 71
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 125 89
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (10)
(11) 15 11
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (10)
(11) 75 54
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (10)
(11) 65 46
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 30 21
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 80 57
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 60 43
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 20 14
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 35 24
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 25 18
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 245 172
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 70 50

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 25 18
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  2,000 1,215
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 442
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,072
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 2,690
23,867
Total Municipal Securities (Cost $696,192) 674,252
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,424 2,652
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,536) 2,652
Total Investments in Securities 99.2%
(Cost $699,728) $ 676,904
Other Assets Less Liabilities 0.8% 5,743
Net Assets 100.0% $ 682,647
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$47,692 and represents 7.0% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE California Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F80-054Q1 05/23